Investments Accounted for Using the Equity Method (Summarized Statement of Comprehensive Income for Material Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Revenue	¥ 74,623,575	¥ 100,269,667	¥ 107,688,907
Other comprehensive income	(11,512)	7,449	(7,014)
Total comprehensive income for the year	644,886	2,234,614	5,329,204
Shanghai Secco [member]
Disclosure of associates [line items]
Revenue	21,626,059	28,341,032	26,319,957
Post-tax profit/(loss) from continuing operations	2,412,802	3,383,582	3,228,682
Other comprehensive income	0	0	0
Total comprehensive income for the year	2,412,802	3,383,582	3,228,682
Dividends declared by associate	2,368,000	2,537,000	3,675,840
Chemical Industry [member]
Disclosure of associates [line items]
Revenue	1,683,096	1,936,537	1,880,004
Post-tax profit/(loss) from continuing operations	404,117	609,540	472,804
Other comprehensive income	(30,089)	19,470	(18,331)
Total comprehensive income for the year	374,028	629,010	454,473
Dividends declared by associate	85,000	79,000	61,001
Jinsen [member]
Disclosure of associates [line items]
Revenue	187,580	197,199	208,901
Post-tax profit/(loss) from continuing operations	(8,232)	(16,996)	(12,845)
Other comprehensive income	0	0	0
Total comprehensive income for the year	(8,232)	(16,996)	(12,845)
Dividends declared by associate	0	0	0
Azbil [member]
Disclosure of associates [line items]
Revenue	340,905	297,694	255,554
Post-tax profit/(loss) from continuing operations	48,264	38,448	30,119
Other comprehensive income	0	0	0
Total comprehensive income for the year	48,264	38,448	30,119
Dividends declared by associate	23,000	30,000	¥ 25,900
Shidian Energy [member]
Disclosure of associates [line items]
Revenue	472,640	112,143
Post-tax profit/(loss) from continuing operations	36,696	5,166
Other comprehensive income	0	0
Total comprehensive income for the year	36,696	5,166
Dividends declared by associate	¥ 0	¥ 0